Revenue and segment information - Summary of Reconciliation of Segment Profits to Loss for the Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	¥ (3,069,043)	$ (470,351)	¥ (676,034)	¥ (464,993)
Material reconciling items
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	(3,069,043)		(676,034)	(464,993)
Material reconciling items | Total segment profits
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	260,217		144,990	92,726
Material reconciling items | Operating expenses
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	(528,593)		(451,860)	(325,702)
Material reconciling items | Finance income/(costs) – net
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	22,703		(9,221)	1,615
Material reconciling items | losses from financial instruments with preferred rights
Disclosure of reconciliation of segment profits to loss for the year [line items]
Loss for the year	¥ (2,823,370)		¥ (359,943)	¥ (233,632)